Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000009558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Financial Portfolio
Average Annual Return, Percent		26.32%	9.85%	9.24%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent		24.56%	15.03%	12.85%
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Financials Index
Average Annual Return, Percent		24.21%	10.57%	10.57%